Long-term investments	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Long-term investments
7.	Long-term investments

Long-term investments consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Cost method investments	309,333	13,333	1,939
Time deposits	50,000	-	-
	359,333	13,333	1,939